Allowance For Doubtful Accounts (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2014
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning Balance		$ 70.1		$ 74.1	$ 54.1
Provision charged to expense		15.9	[1]	5.5	20.4	[1]
Accounts recovered		0.2		0.2	1.0
Accounts written off		(9.2)		(4.8)	(11.2)
Other	[2]	0.3		(4.9)	9.8
Ending Balance		77.3		70.1	74.1
Selling General And Administrative Charges Net		103.9		46.3	130.7
Analytical Instruments [Member]
Allowance for Doubtful Accounts Receivable [Roll Forward]
Selling General And Administrative Charges Net		46.5		(0.3)	0.9
Life Sciences Solutions [Member]
Allowance for Doubtful Accounts Receivable [Roll Forward]
Selling General And Administrative Charges Net		36.0		$ 13.6	122.5
Costs to Conform Accounting Policies [Member] | Analytical Instruments [Member]
Allowance for Doubtful Accounts Receivable [Roll Forward]
Selling General And Administrative Charges Net		$ 8.5
Costs to Conform Accounting Policies [Member] | Life Sciences Solutions [Member]
Allowance for Doubtful Accounts Receivable [Roll Forward]
Selling General And Administrative Charges Net					$ 16.2

[1]	In 2016, includes $8.5 million of charges to conform the accounting policies of FEI with the company's accounting policies. In 2014, includes $16.2 million of charges to conform the accounting policies of Life Technologies with the company's accounting policies.
[2]	Includes allowance of businesses acquired and sold during the year as described in Note 2 and the effect of currency translation.